Segment Reporting - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefFinancialOfficerMember
Number of reportable segments	1
Segment reporting, description	The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the accompanying consolidated statements of operations as net income or loss. The measure of segment assets is reported on the accompanying consolidated balance sheets as total assets.